SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease
Operating lease expenses	$ 210,334	$ 229,242	$ 837,425	$ 411,607